Debt and Lease Liabilities - Reconciliation of long-term debt and lease liabilities arising from financing activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 109,600,829	$ 97,105,783
New Debt		10,000,000
Payments	(8,366,325)	(11,567,300)
New Leases	1,750,836	87,890
Spun-off		(1,117,157)
Foreign Exchange Income	(10,682,140)	14,791,329
Interest	308,753	300,284
Balance at end of the period	92,611,953	109,600,829
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	104,214,190	89,814,233
New Debt		10,000,000
Payments	(6,556,655)	(10,000,000)
Foreign Exchange Income	(10,481,570)	14,399,957
Balance at end of the period	87,175,965	104,214,190
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	5,386,639	7,291,550
Payments	(1,809,670)	(1,567,300)
New Leases	1,750,836	87,890
Spun-off		(1,117,157)
Foreign Exchange Income	(200,570)	391,372
Interest	308,753	300,284
Balance at end of the period	$ 5,435,988	$ 5,386,639